Annual Total Returns- Vanguard Long-Term Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard Long-Term Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.69%	8.08%	(2.95%)	11.07%	3.97%	0.63%	6.43%	0.90%	8.49%	6.21%